8. Inventories	12 Months Ended
Dec. 31, 2013
Inventories

	2013	2012
	US$’000	US$’000

Raw materials	124	147
Work in progress	47	59
Finished goods	323	447

	494	653

Management continuously reviews obsolete and slow moving inventories and assesses the inventory valuation to determine if the provision is deemed appropriate. For the year ended December 31, 2013, and 2012, provision for obsolete and slow moving inventories amounted to US$29,000 and US$10,000, respectively, which were charged to cost of revenue in Consolidated Statements of Income.

ZHEJIANG TIANLAN
Inventories
	2013	2012
	RMB’000	RMB’000

Raw materials	7,425	6,321
Work in progress	5,485	1,264
Finished goods	2,066	1,569
	14,976	9,154

ZHEJIANG JIAHUAN
Inventories
		(Unaudited)
	2013	2012
	RMB’000	RMB’000

Raw materials	2,680	1,689
Work in progress	15,068	12,302
Finished goods	20,410	17,647

	38,158	31,638